LOANS AND ADVANCES TO CUSTOMERS - Summary of Net Loans and Advances to Customers (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of major customers [line items]
Loans secured on residential properties	£ 165,214	£ 172,854
Corporate loans	18,550	18,267
Finance leases	4,222	4,530
Other unsecured loans	6,601	7,232
Accrued interest and other adjustments	796	943
Loans and advances to customers	199,408	207,435
Residual value and voluntary termination provisions on finance leases	(23)	(21)
Cost
Disclosure of major customers [line items]
Loans and advances to customers	200,215	208,370
Accumulated impairment
Disclosure of major customers [line items]
Loans and advances to customers	(784)	(914)
Amounts due from fellow Banco Santander subsidiaries and joint ventures
Disclosure of major customers [line items]
Intercompany balances (including joint ventures)	4,814	4,489
Amounts due from Santander UK Group Holdings plc
Disclosure of major customers [line items]
Intercompany balances (including joint ventures)	£ 18	£ 55